Commitments, Contingencies and Guarantees	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments, Contingencies and Guarantees
14.	Commitments, Contingencies and Guarantees

Investor Litigation

In Re SLM Corporation ERISA Litigation. On May 8, 2008, a class action complaint was filed in U.S. District Court for the Southern District of New York against the Company, certain current and former officers, retirement plan fiduciaries, and the Board of Directors of the Company, formerly in the U.S. District Court for the Southern District of New York. The complaint alleged breaches of fiduciary duties and prohibited transactions in violation of the Employee Retirement Income Security Act arising out of alleged false and misleading public statements regarding our business made during the 401K Class Period and investments in our common stock by plan participants in the 401K Plans. The class consists of participants in or beneficiaries of the Sallie Mae 401(K) Retirement Savings Plan and Sallie Mae 401(k) Savings Plan (together, the “401K Plans”) between January 18, 2007 and “the present” whose accounts included investments in our common stock (“401K Class Period”). On September 24, 2010, the District Court dismissed the complaint. The Plaintiffs appealed to the U.S. Court of Appeals for the Second Circuit, however, on December 26, 2012, the Second Circuit affirmed the District Court’s dismissal of the complaint.

Lending and Collection Litigation and Investigations

Mark A. Arthur et al. v. Sallie Mae, Inc. On February 2, 2010, a class action lawsuit was filed by a borrower in U.S. District Court for the Western District of Washington alleging that we contacted consumers on their cellular telephones via autodialer without their consent in violation of the Telephone Consumer Protection Act, 47 U.S.C. § 227 et seq. (“TCPA”). On October 7, 2011, we entered into an amended settlement agreement under which the Company agreed to a settlement fund of $24.15 million. On December 5, 2012, the U.S. Court of Appeals for the Ninth Circuit dismissed an appeal filed by two individual objectors. We have denied vigorously all claims asserted against us, but agreed to settle to avoid the burden, expense, risk and uncertainty of continued litigation. As of December 31, 2011, we had accrued the entire $24.15 million related to this matter.

We and our subsidiaries and affiliates also are subject to various claims, lawsuits and other actions that arise in the normal course of business. Most of these matters are claims by borrowers disputing the manner in which their loans have been processed or the accuracy of our reports to credit bureaus. In addition, our collections subsidiaries are routinely named in individual plaintiff or class action lawsuits in which the plaintiffs allege that those subsidiaries have violated a federal or state law in the process of collecting their accounts. We believe that these claims, lawsuits and other actions will not have a material adverse effect on our business, financial condition or results of operations. Finally, from time to time, we and our subsidiaries and affiliates receive information and document requests from state attorneys general, legislative committees and administrative agencies concerning certain business practices. Our practice has been and continues to be to cooperate with these bodies and to be responsive to any such requests.

Contingencies

In the ordinary course of business, we and our subsidiaries are routinely defendants in or parties to pending and threatened legal actions and proceedings including actions brought on behalf of various classes of claimants. These actions and proceedings may be based on alleged violations of consumer protection, securities, employment and other laws. In certain of these actions and proceedings, claims for substantial monetary damage are asserted against us and our subsidiaries.

In the ordinary course of business, we and our subsidiaries are subject to regulatory examinations, information gathering requests, inquiries and investigations. In connection with formal and informal inquiries in these cases, we and our subsidiaries receive numerous requests, subpoenas and orders for documents, testimony and information in connection with various aspects of our regulated activities.

In view of the inherent difficulty of predicting the outcome of such litigation and regulatory matters, we cannot predict what the eventual outcome of the pending matters will be, what the timing or the ultimate resolution of these matters will be, or what the eventual loss, fines or penalties related to each pending matter may be.

We are required to establish reserves for litigation and regulatory matters where those matters present loss contingencies that are both probable and estimable. When loss contingencies are not both probable and estimable, we do not establish reserves.

Based on current knowledge, reserves have been established for certain litigation or regulatory matters where the loss is both probable and estimable. Based on current knowledge, management does not believe that loss contingencies, if any, arising from pending investigations, litigation or regulatory matters will have a material adverse effect on our consolidated financial position, liquidity, results of operations or cash flows.